Leases (Tables) - Noble Finance Company	11 Months Ended
Dec. 31, 2021
Supplemental Financial Information and Lease Cost
Supplemental balance sheet information related to
leases
was as follows:

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$17,066	$26,648
Current operating lease liabilities	3,923	1,942
Long-term operating lease liabilities (1)	13,166	4,969
Weighted average remaining lease term for operating leases (years)	6.25	7.8
Weighted average discounted rate for operating leases	9.5%	11.1%

(1)	$21.0 million of lease liabilities were classified as “Liabilities subject to compromise” on our Consolidated Balance Sheet at December 31, 2020.

The components of lease cost were as follows:

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020
Operating lease cost	$4,803	$365	$9,065
Short-term lease cost	634	(124)	2,893
Variable lease cost	412	(605)	1,265

Total lease cost	$5,849	$(364)	$13,223

Supplemental cash flow information related to leases was as follows:

	Successor	Predecessor
	Period From February 6, 2021 through December 31, 2021	Period From January 1, 2021 through February 5, 2021	Year Ended December 31, 2020
Operating cash flows used for operating leases	$5,568	$979	$9,614
Right-of-use assets obtained in exchange for a lease liability	9,647	—	1,217

Maturities of Lease Liabilities
Maturities of lease liabilities as of December 31, 2021 were as follows:

Operating Leases
2022	$5,245
2023	4,375
2024	4,252
2025	2,881
2026	2,523
Thereafter	4,332

Total lease payments	23,608
Less: Interest	(6,372)

Present value of lease liability	$17,236